Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value under ASC Topic 820, “Fair Value Measurement,” on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Fair Value
Assets:
Investments held in Trust Account – Cash and money market funds	1	$207,012,391
Liabilities:
Warrant Liability — Public Warrants	1	12,420,000
Warrant Liability — Private Placement Warrants	3	2,520,000
Warrant Liability — Sponsor and Directors	3	945,000

Schedule of Black-Scholes-Merton model for the warrants
The key inputs into the Black-Scholes-Merton model for the warrants were as follows:

Input	January 13, 2021	December 31, 2021
Risk-free interest rate	0.74%	1.30%
Expected term (years)	5.00	5.00
Expected volatility	21%	18.0%
Exercise price	$11.50	$11.50
Fair value of Units	$9.43	$9.92

Schedule of changes in the fair value of Level 3 warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 19, 2021	3,272,500	11,902,500	15,175,000
Change in valuation inputs or other assumptions	192,500	(2,898,000)	(2,705,500)
Transfers to Level 1	—	(9,004,500)	(9,004,500)

Fair value as of December 31, 2021	$3,465,000	$—	$3,465,000

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

DESCRIPTION	DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset

Money market funds	$55,747	$55,747	$—	$—

Total assets measured at fair value	$55,747	$55,747	$—	$—

Liabilitiy
Warrant liability	$125	$—	$—	$125
Convertible Debt	$17,273	$—	$—	$17,273

Total liabilities measured at fair value	$17,398	$—	$—	$17,398

DESCRIPTION	DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset

Money market funds	$31,446	$31,446	$—	$—

Total assets measured at fair value	$31,446	$31,446	$—	$—

Liabilitiy
Warrant liabilities	$2,105	$—	$—	$2,105
Convertible Debt	$31,691	$—	$—	$31,691
Total liabilities measured at fair value	$33,796	$—	$—	$33,796

Schedule of changes in the fair value of Level 3 warrant liabilities

WARRANT
LIABILITY
Balance—January 1, 2020	$103
Change in fair value	22

Balance—December 31, 2020	125
Issuance of common stock warrant	610
Change in fair valu e	1,370

Balance—December 31, 2021	$2,105